Cover Page - USD ($)	12 Months Ended
	Dec. 31, 2019	Mar. 11, 2020	Jun. 30, 2019
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	CIZN
Entity Registrant Name	CITIZENS HOLDING CO /MS/
Entity Central Index Key	0001075706
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address, State or Province	MS
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		5,578,131
Entity Public Float			$ 92,106,467